Events after reporting period (Details) - USD ($)	Feb. 17, 2026	Jan. 19, 2026	Oct. 16, 2023	Jul. 17, 2023	Apr. 17, 2023	Nov. 01, 2017
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in dollars per share)			$ 0.0182	$ 0.0180	$ 0.0218
Dividends paid, ordinary shares			$ 15,076,761	$ 15,076,761	$ 15,076,761
MetLife 10-year
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument term (in years)						10 years
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in dollars per share)		$ 0.0814
Dividends paid, ordinary shares		$ 17,384,493
Major Borrowings Prepayments | MetLife 10-year
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument term (in years)	10 years
Repayments of non-current borrowings	$ 101,020,837